Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of June 30, 2016 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$39,636	$—	$—	$39,636

	$39,636	$—	$—	$39,636

Liabilities:
Derivative liability	$—	$—	$91	$91

	$—	$—	$91	$91

	Fair Value Measurements as of December 31, 2015 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$2	$2
Preferred stock warrant liability	—	—	110	110

	$—	$—	$112	$112

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of December 31, 2015 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$2	$2
Preferred stock warrant liability	—	—	110	110

	$—	$—	$112	$112

	Fair Value Measurements as of December 31, 2014 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$65	$65
Preferred stock warrant liability	—	—	120	120

	$—	$—	$185	$185

Summary of Changes in Values of Preferred Stock Warrant Liability and Derivative Liability

Changes in the values of the preferred stock warrant liability and the derivative liability are summarized below:

	Preferred Stock	Derivative
	Warrant Liability	Liability
Fair value at December 31, 2015	$110	$2
Change in fair value	(82)	89
Conversion to common stock warrant	(28)	—

Fair value at June 30, 2016	$—	$91

Changes in the values of the preferred stock warrant liability and the derivative liability are summarized below:

	Preferred Stock Warrant Liability	Derivative Liability
Fair value at December 31, 2012	$42	$—
Initial fair value of derivative liability	—	—
Change in fair value	(2)	141

Fair value at December 31, 2013	40	141
Adjustment to fair value of derivative liability (see Note 11)	—	113
Change in fair value	80	(189)

Fair value at December 31, 2014	120	65
Change in fair value	(10)	(63)

Fair value at December 31, 2015	$110	$2

Assumptions and Inputs were Used in Determining Fair Value of Preferred Stock Warrant Liability

The following assumptions and inputs were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option-pricing model:

	As of February 10,	As of December 31,
	2016	2015
Expected term (in years)	2.25	2.5
Expected volatility	73.24%	59.12%
Risk-free interest rate	0.74%	1.21%
Expected dividend yield	8.0%	8.0%